Employee compensation (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Compensation expense and balance sheet date payables
Key management includes directors and officers, and their compensation expense and balance sheet date payables are as follows:

	2023	2022
Expense
Salary and short-term employee benefits	$8	$13
Retirement benefits	2	2
Equity-based compensation[1]	19	4
	$29	$19
1.Amounts do not necessarily represent the actual value which will ultimately be paid.

	2023	2022
Payables and accrued liabilities
Compensation	$—	$6
Equity-based compensation[1]	39	35
	$39	$41
1.Amounts do not necessarily represent the actual value which will ultimately be paid.